Maturity [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	62 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	0.33%
Bloomberg 2026 Term High Yield and Income Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.16%	4.92%	5.21%
iShares iBonds 2026 Term High Yield and Income ETF
Prospectus [Line Items]
Average Annual Return, Percent	6.65%	4.57%	4.82%
Performance Inception Date			Nov. 10, 2020
iShares iBonds 2026 Term High Yield and Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.78%	1.90%	2.17%
iShares iBonds 2026 Term High Yield and Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.89%	2.30%	2.50%